Label	Element	Value
PMC Diversified Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PMC Diversified Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the PMC Diversified Equity Fund (the “Diversified Equity Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 29, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.30%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this prospectus as a result of a decrease in the Fund’s management fee and operating expense limitation effective June 1, 2018. Additionally, the “Financial Highlights” include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation discussed in the table above is reflected through December 29, 2019.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies and non-U.S. companies with varying market capitalizations.

To achieve its investment objective, the Fund will generally invest in common stocks and preferred stocks, convertible securities (specifically, convertible preferred stocks) and other equity securities of U.S. and non-U.S. companies, including when-issued securities.  The Fund may invest up to 50% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Fund may invest up to 10% of its net assets in the equity securities of companies located in countries considered to have emerging market economies.  In addition to direct investments in equity securities, at any time the Fund may seek to achieve its investment objective by investing in shares of different exchange-traded funds (“ETFs”) that invest in equity securities.

The Adviser uses a proprietary quantitative risk factor model for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund according to parameters and constraints set by the Fund’s portfolio managers.  The Fund invests in issuers that the Adviser believes offer potential for capital growth.  In identifying candidates for investment, the Adviser may consider the issuer’s likelihood of above average earnings growth, the securities’ attractive relative valuation, the quality of the securities and whether the issuer has any proprietary advantages.  The Fund generally sells securities when the Adviser believes they are fully priced or when significantly more attractive investment candidates become available.  The Fund may invest in companies of any market capitalization and may invest in securities of domestic or foreign issuers.  The Fund is designed to maintain a “core” or “blend” approach, and the Adviser manages the Fund’s portfolio of securities in such a way as to mitigate significant growth or value style biases.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
When‑Issued Securities Risk.  The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•
Foreign Securities and Currency Risk.  Risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Income earned on foreign securities may be subject to foreign withholding taxes.

•
Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Mid-Cap, Small-Cap and Micro-Cap Company Risk. Securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

•
Convertible Securities Risk. The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls.  In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.  Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.

•
ETF Risk.  Risk associated with bearing indirect fees and expenses charged by ETFs in which the Fund may invest in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those ETFs.  Also, there is a risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

•
Emerging Markets Risk.  The Fund may invest in securities of foreign companies located in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs and the realization by the Fund and distribution to shareholders of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate.  As a result, it is likely you may have a higher tax liability as distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by calling toll-free at (866) PMC-7338.

On May 25, 2018, the Adviser assumed all responsibilities for selecting investments in the Fund’s portfolio in connection with a change to the Fund’s investment strategies.  The Fund’s performance prior to this date reflects the Fund’s returns achieved when the Adviser actively managed a portion of the Fund’s portfolio and used a “manager of managers” investment strategy by engaging sub-advisers to manage other portions of the Fund’s portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) PMC-7338
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of September 30, 2018 was 3.77%.  During the period shown in the bar chart, the best performance for a quarter was 12.44% (for the quarter ended September 30, 2010) and the worst performance was -18.01% (for the quarter ended September 30, 2011).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.01%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2017)
PMC Diversified Equity Fund | MSCI World Index Net Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index Net Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Reutrns, 1 Year	rr_AverageAnnualReturnYear01	22.40%
Average Annual Reutrns, 5 Years	rr_AverageAnnualReturnYear05	11.64%
Average Annual Reutrns, Since Inception	rr_AverageAnnualReturnSinceInception	10.45%
Average Annual Reutrns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2009
PMC Diversified Equity Fund | PMC Diversified Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	551
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,224
Annual Return 2010	rr_AnnualReturn2010	17.22%
Annual Return 2011	rr_AnnualReturn2011	(3.76%)
Annual Return 2012	rr_AnnualReturn2012	15.60%
Annual Return 2013	rr_AnnualReturn2013	28.14%
Annual Return 2014	rr_AnnualReturn2014	5.88%
Annual Return 2015	rr_AnnualReturn2015	(3.57%)
Annual Return 2016	rr_AnnualReturn2016	6.28%
Annual Return 2017	rr_AnnualReturn2017	21.06%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Reutrns, 1 Year	rr_AverageAnnualReturnYear01	21.06%
Average Annual Reutrns, 5 Years	rr_AverageAnnualReturnYear05	10.97%
Average Annual Reutrns, Since Inception	rr_AverageAnnualReturnSinceInception	10.87%
Average Annual Reutrns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2009
PMC Diversified Equity Fund | PMC Diversified Equity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Reutrns, 1 Year	rr_AverageAnnualReturnYear01	19.50%
Average Annual Reutrns, 5 Years	rr_AverageAnnualReturnYear05	10.06%
Average Annual Reutrns, Since Inception	rr_AverageAnnualReturnSinceInception	10.09%
PMC Diversified Equity Fund | PMC Diversified Equity Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Reutrns, 1 Year	rr_AverageAnnualReturnYear01	13.19%
Average Annual Reutrns, 5 Years	rr_AverageAnnualReturnYear05	8.62%
Average Annual Reutrns, Since Inception	rr_AverageAnnualReturnSinceInception	8.78%

[1]	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus as a result of a decrease in the Fund's management fee and operating expense limitation effective June 1, 2018. Additionally, the "Financial Highlights" include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses ("AFFE").
[2]	Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. ("the Adviser"), the Fund's investment adviser, and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively "Excluded Expenses")) do not exceed 0.73% of the Fund's average daily net assets through at least December 29, 2019. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund's expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.